Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net Income Per Share
Net income attributable to ordinary shareholders - basic and diluted	$ 6,117	37,954	39,550	75,636
Weighted average ordinary shares outstanding - basic	106,603,255	106,603,255	104,996,276	104,115,531
Options (in shares)	1,358,453	1,358,453	983,097	924,879
Weighted average ordinary shares outstanding - diluted	107,961,708	107,961,708	105,979,373	105,040,410
Net income (loss) per share - basic (in RMB per share)	$ 0.06	0.36	0.38	0.73
Net income (loss) per share - diluted (in RMB per share)	$ 0.06	0.35	0.37	0.72